Convertible Debt (Details)					9 Months Ended		12 Months Ended
	Jun. 28, 2023 USD ($)	Aug. 03, 2021	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 26, 2023 USD ($)
Convertible Debt [Line Items]
Loan agreements total									$ 467,154	€ 417,133	$ 467,154	€ 417,133
Convertible loan percentage			4.25%	4.25%
Convertible loan amount					$ 42,439	€ 40,139	$ 40,057	€ 40,139
Commitment amount	$ 50,000,000
Principal amount percentage	92.00%								3.50%	3.50%
Principal amount	$ 5,500,000
Net of discount	$ 5,060,000												$ 5,060,000
Second promissory note amount					$ 5,008,000								$ 5,500,000
Average percentage					92.00%	92.00%
Floor price per share (in Dollars per share) | $ / shares					$ 2
Redemption premium percentage					8.00%	8.00%
Floor price percentage		62.00%
Commitment fee					$ 250,000
Ordinary shares issued for commitment fee (in Shares) | shares					54,428	54,428
Original issue discount					$ 440,000
Loan amount					(1,015,939)	€ 3,000,000
Balance of fair value					$ 7,207,000
Bottom of range [member]
Convertible Debt [Line Items]
Promissory notes interest percentage					15.00%	15.00%
Conversion price (in Dollars per share) | $ / shares					$ 2.7
Top of range [member]
Convertible Debt [Line Items]
Promissory notes interest percentage					8.00%	8.00%
Conversion price (in Dollars per share) | $ / shares					$ 4.17
Monthly Payment [Member]
Convertible Debt [Line Items]
Redemption premium					$ 550,000
Redemption premium percentage					8.00%	8.00%
Monthly Payment [Member] | Bottom of range [member]
Convertible Debt [Line Items]
Floor price percentage					10.00%	10.00%
Monthly Payment [Member] | Top of range [member]
Convertible Debt [Line Items]
Floor price percentage					50.00%	50.00%
Convertible Promissory Notes [Member]
Convertible Debt [Line Items]
Initial promissory note amount					$ 5,060,000
Convertible Loans [Member]
Convertible Debt [Line Items]
Loan agreements total			$ 92,007	€ 80,278
Conversion Price [Member]
Convertible Debt [Line Items]
Initial promissory note amount					$ 4.9986
Average percentage					110.00%	110.00%
Initial Promissory Note [Member]
Convertible Debt [Line Items]
Face value					$ 5,500,000
Fair value					$ 87,000